INCOME TAXES - Valuation and Qualifying Accounts (Details) - SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of the year	$ 1,372	$ 83	$ 90
Additions charged to income tax expense	46	27	18
Reduction credited to income tax expense	(41)	(22)	(22)
Other adjustments	65	1,303	14
Reclassified to held for sale		(19)	(17)
Balance at end of the year	$ 1,442	$ 1,372	$ 83